CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / ounce	Dec. 31, 2020 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Net cash provided by operating activities	$ 4,378	$ 5,417
Cash and cash equivalents	5,280	5,188		$ 3,314
Credit facility due 2026 [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Undrawn borrowing facilities	$ 3,000
Pueblo Viejo [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Net cash provided by operating activities	$ 541	820
Pascua-Lama | Chile
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Amounts received from VAT refunds	411	459
Revenue, performance obligation			$ 3,538
Pascua-Lama | Argentina
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Value added tax receivables	$ 48	$ 53
Gold reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / ounce	1,200
Measured, indicated and inferred gold resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / ounce	1,500